Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans
Summary of loans, by loan type

	December 31,	December 31,
	2024	2023

	(Dollars in Thousands)
Commercial, financial and agricultural	$5,089,721	$4,802,622
Real estate - mortgage	999,313	938,901
Real estate - construction	2,484,454	2,091,622
Consumer	49,777	45,121
Foreign	186,561	180,695
Total loans	$8,809,826	$8,058,961